Fair Value	12 Months Ended
Dec. 31, 2016
Fair Value [Abstract]
Fair Value

Note 6 Fair Value

Fair Value Measurement

We measure certain financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or the price that would be paid to transfer a liability on the measurement date, determined using an exit price in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The fair value hierarchy established by GAAP requires us to maximize the use of observable inputs when measuring fair value. The three levels of the fair value hierarchy are:

  Level 1: Fair value is determined using a quoted price in an active market for identical assets or liabilities. Level 1 assets and liabilities may include debt securities, equity securities and listed derivative contracts that are traded in an active exchange market and certain U.S. Treasury securities that are actively traded in over-the-counter markets.

  Level 2: Fair value is estimated using inputs other than quoted prices included within Level 1 that are observable for assets or liabilities, either directly or indirectly. The majority of Level 2 assets and liabilities include debt securities, equity securities and listed derivative contracts with quoted prices that are traded in markets that are not active, and certain debt and equity securities and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable inputs.

  Level 3: Fair value is estimated using unobservable inputs that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models and discounted cash flow methodologies, or similar techniques for which the significant valuation inputs are not observable and the determination of fair value requires significant management judgment or estimation.

We characterize active markets as those where transaction volumes are sufficient to provide objective pricing information, with reasonably narrow bid/ask spreads and where dealer quotes received do not vary widely and are based on current information. Inactive markets are typically characterized by low transaction volumes, price quotations that vary substantially among market participants or are not based on current information, wide bid/ask spreads, a significant increase in implied liquidity risk premiums, yields, or performance indicators for observed transactions or quoted prices compared to historical periods, a significant decline or absence of a market for new issuance, or any combination of the above factors. We also consider nonperformance risks including credit risk as part of our valuation methodology for all assets and liabilities measured at fair value.

Assets and liabilities measured at fair value, by their nature, result in a higher degree of financial statement volatility. Assets and liabilities classified within Level 3 inherently require the use of various assumptions, estimates and judgments when measuring their fair value. As observable market activity is commonly not available to use when estimating the fair value of Level 3 assets and liabilities, we must estimate fair value using various modeling techniques. These techniques include the use of a variety of inputs/assumptions including credit quality, liquidity, interest rates or other relevant inputs across the entire population of our Level 3 assets and liabilities. Changes in the significant underlying factors or assumptions (either an increase or a decrease) in any of these areas underlying our estimates may result in a significant increase/decrease in the Level 3 fair value measurement of a particular asset and/or liability from period to period.

Any models used to determine fair values or to validate dealer quotes are subject to review and independent testing as part of our model validation and internal control testing processes. Our Model Risk Management Committee reviews significant models on at least an annual basis. In addition, the Valuation Committee approves valuation methodologies and reviews the results of independent valuation reviews and processes for assets and liabilities measured at fair value on a recurring basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Securities Available for Sale and Trading Securities

Securities accounted for at fair value include both the available for sale and trading portfolios. We primarily use prices obtained from pricing services, dealer quotes, or recent trades to determine the fair value of securities. The majority of securities were priced by third-party vendors. The third-party vendors use a variety of methods when pricing securities that incorporate relevant market data to arrive at an estimate of what a buyer in the marketplace would pay for a security under current market conditions. We monitor and validate the reliability of vendor pricing on an ongoing basis through pricing methodology reviews, including detailed reviews of the assumptions and inputs used by the vendor to price individual securities, and through price validation testing. Securities not priced by one of our pricing vendors may be valued using a dealer quote, which are also subject to price validation testing. Price validation testing is performed independent of the risk-taking function and involves corroborating the prices received from third-party vendors and dealers with prices from another third party or through other sources, such as internal valuations or sales of similar securities. Security prices are also validated through actual cash settlement upon sale of a security.

Securities are classified within the fair value hierarchy after giving consideration to the activity level in the market for the security type and the observability of the inputs used to determine the fair value. When a quoted price in an active market exists for the identical security, this price is used to determine fair value and the security is classified within Level 1 of the hierarchy. Level 1 securities include U.S. Treasury securities and money-market mutual funds. When a quoted price in an active market for the identical security is not available, fair value is estimated using either an alternative market approach, such as a recent trade or matrix pricing, or an income approach, such as a discounted cash flow pricing model. If the inputs to the valuation are based primarily on market observable information, then the security is classified within Level 2 of the hierarchy. Level 2 securities include agency debt securities, agency residential mortgage-backed securities, agency and non-agency commercial mortgage-backed securities, certain non-agency residential mortgage-backed securities, asset-backed securities collateralized by non-mortgage-related consumer loans, municipal securities, and other debt securities. Level 2 securities are predominantly priced by third parties, either a pricing vendor or dealer.

In certain cases where there is limited activity or less transparency around the inputs to the valuation, securities are classified within Level 3 of the hierarchy. Securities classified as Level 3 consist primarily of non-agency residential mortgage-backed and asset-backed securities collateralized by first- and second-lien residential mortgage loans. Fair value for these securities is primarily estimated using pricing obtained from third-party vendors. In some cases, fair value is estimated using a dealer quote, by reference to prices of securities of a similar vintage and collateral type or by reference to recent sales of similar securities. Market activity for these security types is limited with little price transparency. As a result, these securities are generally valued by the third-party vendor using a discounted cash flow approach that incorporates significant unobservable inputs and observable market activity where available. Significant inputs to the valuation include prepayment projections and credit loss assumptions (default rate and loss severity) and discount rates that are deemed representative of current market conditions. Significant increases (decreases) in any of those assumptions in isolation would result in a significantly lower (higher) fair value measurement.

Certain infrequently traded debt securities within Other debt securities available-for-sale and Trading securities are also classified in Level 3 and are included in the Insignificant Level 3 assets, net of liabilities line item in Table 52. The significant unobservable inputs used to estimate the fair value of these securities include an estimate of expected credit losses and a discount for liquidity risk. These inputs are incorporated into the fair value measurement by either increasing the spread over the benchmark curve or by applying a credit and liquidity discount to the par value of the security. Significant increases (decreases) in credit and/or liquidity risk could result in a significantly lower (higher) fair value estimate.

Residential Mortgage Loans Held for Sale

We account for certain residential mortgage loans originated for sale at fair value on a recurring basis. The election of the fair value option aligns the accounting for the residential mortgages with the related hedges. Residential mortgage loans are valued based on quoted market prices, where available, prices for other traded mortgage loans with similar characteristics, and purchase commitments and bid information received from market participants. The prices are adjusted as necessary to include the embedded servicing value in the loans and to take into consideration the specific characteristics of certain loans that are priced based on the pricing of similar loans. These adjustments represent unobservable inputs to the valuation but are not considered significant given the relative insensitivity of the value to changes in these inputs to the fair value of the loans. Accordingly, the majority of residential mortgage loans held for sale are classified as Level 2.

Commercial Mortgage Loans Held for Sale

We account for certain commercial mortgage loans classified as held for sale in whole loan transactions at fair value. We determine the fair value of commercial mortgage loans held for sale based upon discounted cash flows. Fair value is determined using sale valuation assumptions that management believes a market participant would use in pricing the loans. Valuation assumptions may include observable inputs based on the benchmark interest rate swap curves, whole loan sales and agency sales transactions. The significant unobservable inputs are management’s assumption of the spread applied to the benchmark rate and the estimated servicing cash flows for loans sold to the agencies with servicing retained. The spread over the benchmark curve includes management’s assumptions of the impact of credit and liquidity risk. Significant increases (decreases) in the spread applied to the benchmark would result in a significantly lower (higher) asset value. The wide range of the spread over the benchmark curve is due to the varying risk and underlying property characteristics within our portfolio. Significant increases (decreases) in the estimated servicing cash flows would result in significantly higher (lower) asset value. Based on the significance of unobservable inputs, we classified this portfolio as Level 3.

Loans

Loans accounted for at fair value consist primarily of residential mortgage loans. These loans are generally valued similarly to residential mortgage loans held for sale and are classified as Level 2. We have elected to account for certain home equity lines of credit at fair value. These loans are classified as Level 3. Significant inputs to the valuation of these loans include credit and liquidity discount, cumulative default rate, loss severity and gross discount rate and are deemed representative of current market conditions. Significant increases (decreases) in any of these assumptions would result in a significantly lower (higher) fair value measurement.

Equity Investments

The valuation of direct and indirect private equity investments requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such investments. Various valuation techniques are used for direct investments, including multiples of adjusted earnings of the entity, independent appraisals, anticipated financing and sale transactions with third parties, or the pricing used to value the entity in a recent financing transaction. A multiple of adjusted earnings calculation is the valuation technique utilized most frequently and is the most significant unobservable input used in such calculation. Significant decreases (increases) in the multiple of earnings could result in a significantly lower (higher) fair value measurement. Direct equity investments are classified as Level 3.

Indirect investments are not redeemable; however, we receive distributions over the life of the partnerships from liquidation of the underlying investments by the investee, which we expect to occur over the next twelve years. We value indirect investments in private equity funds using consensus pricing and the net asset value (NAV) practical expedient as provided in the financial statements that we receive from fund managers. Due to the time lag in our receipt of the financial information and based on a review of investments and valuation techniques applied, adjustments to the manager-provided value are made when available recent portfolio company information or market information indicates a significant change in value from that provided by the manager of the fund. Indirect investments valued using NAV are not classified in the fair value hierarchy.

Mortgage Servicing Rights (MSRs)

MSRs are carried at fair value on a recurring basis. Assumptions incorporated into the MSRs valuation model reflect management’s best estimate of factors that a market participant would use in valuing the MSRs. Although sales of MSRs do occur, MSRs do not trade in an active, open market with readily observable prices so the precise terms and conditions of sales are not available.

Residential MSRs

As a benchmark for the reasonableness of our residential MSRs fair value, we obtained opinions of value from independent brokers. These brokers provided a range (+/- 10 bps) based upon their own discounted cash flow calculations of our portfolio that reflect conditions in the secondary market and any recently executed servicing transactions. We compare our internally-developed residential MSRs value to the ranges of values received from the brokers. If our residential MSRs fair value falls outside of the brokers’ ranges, management will assess whether a valuation adjustment is warranted. For the periods presented, our residential MSRs value did not fall outside of the brokers’ ranges. We consider our residential MSRs value to represent a reasonable estimate of fair value.

Due to the nature of the unobservable valuation inputs, residential MSRs are classified as Level 3. The significant unobservable inputs used in the fair value measurement of residential MSRs are constant prepayment rates and spread over the benchmark curve. Significant increases (decreases) in prepayment rates and spread over the benchmark curve would result in lower (higher) fair market value of residential MSRs.

Commercial MSRs

The fair value of commercial MSRs is estimated by using a discounted cash flow model incorporating unobservable inputs for assumptions such as constant prepayment rates, discount rates and other factors. Due to the nature of the unobservable valuation inputs and the limited availability of market pricing, commercial MSRs are classified as Level 3. Significant increases (decreases) in constant prepayment rates and discount rates would result in significantly lower (higher) commercial MSR value determined based on current market conditions and expectations.

Financial Derivatives

Exchange-traded derivatives are valued using quoted market prices and are classified as Level 1. The majority of derivatives that we enter into are executed over-the-counter and are valued using internal models. These derivatives are primarily classified as Level 2 as the readily observable market inputs to these models are validated to external sources such as industry pricing services, or are corroborated through recent trades, dealer quotes, yield curves, implied volatility or other market-related data. Level 2 financial derivatives are primarily estimated using a combination of Eurodollar future prices and observable benchmark interest rate swaps to construct projected discounted cash flows.

Financial derivatives that are priced using significant management judgment or assumptions are classified as Level 3. Unobservable inputs related to interest rate contracts include probability of funding of residential mortgage loan commitments, spread over the benchmark interest rate and the estimated servicing cash flows of commercial mortgage loan commitments, and expected interest rate volatility of interest rate options. Probability of default and loss severity are the significant unobservable inputs used in the valuation of risk participation agreements. The fair values of Level 3 assets and liabilities related to these financial derivatives as of December 31, 2016 and 2015 are included in the Insignificant Level 3 assets, net of liabilities line item in Table 52 of this Note 6.

In connection with the sales of portions of our Visa Class B common shares, we entered into swap agreements with the purchasers of the shares to account for any future risk of converting Class B common shares to Class A common shares and to account for the corresponding change in value to the Class B shares. These adjustments result from resolution of the specified litigation or the changes in the amount in the litigation escrow account funded by Visa as well as from changes in the estimated litigation resolution date (see Note 19 Legal Proceedings). These swaps also require payments calculated by reference to the market price of the Class A common shares and a fixed rate of interest. An increase in the estimated growth rate of the Class A share price or the estimated length of litigation resolution date, or a decrease in the estimated conversion rate, will have a negative impact on the fair value of the swaps and vice versa, through its impact on periodic payments due to the counterparty until the maturity dates of the swaps.

The fair values of our derivatives include a credit valuation adjustment (CVA) to reflect our own and our counterparties’ nonperformance risk. Our CVA is computed using new loan pricing and considers externally available bond spreads, in conjunction with internal historical recovery observations.

Other Assets and Liabilities

Other assets held at fair value on a recurring basis primarily include BlackRock Series C Preferred Stock and assets related to PNC’s deferred compensation and supplemental incentive savings plans.

We have elected to account for the shares of BlackRock Series C Preferred Stock received in a stock exchange with BlackRock at fair value as these shares economically hedge the BlackRock LTIP liability that is accounted for and reported as a derivative. The fair value of the Series C Preferred Stock is determined using a third-party modeling approach, which includes both observable and unobservable inputs. Due to the significance of unobservable inputs, this security is classified as Level 3. Significant increases (decreases) in the liquidity discount would result in a lower (higher) asset value for the BlackRock Series C Preferred Stock.

The assets related to PNC’s deferred compensation and supplemental incentive savings plans primarily consist of a prepaid forward contract referencing an amount of shares of PNC stock, equity mutual funds and fixed income funds, and are valued based on the underlying investments. These assets are valued either by reference to the market price of PNC’s stock or by using the quoted market prices for investments other than PNC’s stock and are primarily classified in Levels 1 and 2.

All Level 3 other assets and liabilities, excluding the BlackRock Series C Preferred Stock are included in the Insignificant Level 3 assets, net of liabilities line item in Table 52 in this Note 6.

Other Borrowed Funds

Other borrowed funds primarily consist of U.S. Treasury securities sold short classified as Level 1. Other borrowed funds also includes the related liability for certain repurchased loans for which we have elected the fair value option and are classified as either Level 2 or Level 3, consistent with the level classification of the corresponding loans. All Level 3 amounts are included in the Insignificant Level 3 assets, net of liabilities line item in Table 52 in this Note 6.

The following table summarizes our assets and liabilities measured at fair value on a recurring basis, including instruments for which we have elected the fair value option.

Table 50: Fair Value Measurements - Recurring Basis Summary

	December 31, 2016				December 31, 2015
				Total				Total
In millions	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3	Fair Value
Assets
Residential mortgage loans held for sale		$1,008	$2	$1,010		$838	$5	$843
Commercial mortgage loans held for sale			1,400	1,400			641	641
Securities available for sale
U.S. Treasury and government agencies	$12,572	602		13,174	$9,267	607		9,874
Residential mortgage-backed
Agency		26,128		26,128		24,820		24,820
Non-agency		112	3,254	3,366		143	4,008	4,151
Commercial mortgage-backed
Agency		2,119		2,119		1,918		1,918
Non-agency		4,025		4,025		4,903		4,903
Asset-backed		5,565	403	5,968		4,941	482	5,423
Other debt		4,657	66	4,723		4,037	45	4,082
Total debt securities	12,572	43,208	3,723	59,503	9,267	41,369	4,535	55,171
Corporate stocks and other	541	60		601	527	62		589
Total securities available for sale	13,113	43,268	3,723	60,104	9,794	41,431	4,535	55,760
Loans		558	335	893		565	340	905
Equity investments (a)			1,331	1,381			1,098	1,445
Residential mortgage servicing rights			1,182	1,182			1,063	1,063
Commercial mortgage servicing rights			576	576			526	526
Trading securities (b)	1,458	1,169	2	2,629	996	727	3	1,726
Financial derivatives (b) (c)	10	4,566	40	4,616		4,910	31	4,941
Other	266	312	239	817	254	336	364	954
Total assets	$14,847	$50,881	$8,830	$74,608	$11,044	$48,807	$8,606	$68,804
Liabilities
Other borrowed funds	$799	$161	$10	$970	$960	$108	$12	$1,080
Financial derivatives (c) (d)	1	3,424	414	3,839	1	3,328	473	3,802
Other liabilities			9	9			10	10
Total liabilities	$800	$3,585	$433	$4,818	$961	$3,436	$495	$4,892
(a)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Consolidated Balance Sheet.
(b)	Included in Other assets on the Consolidated Balance Sheet.
(c)	Amounts at December 31, 2016 and December 31, 2015, are presented gross and are not reduced by the impact of legally enforceable master netting agreements that allow us to net positive and negative positions and cash collateral held or placed with the same counterparty. See Note 13 Financial Derivatives for additional information related to derivative offsetting.
(d)	Included in Other liabilities on the Consolidated Balance Sheet.

Reconciliations of assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2016 and 2015 follow.

Table 51: Reconciliation of Level 3 Assets and Liabilities

Year Ended December 31, 2016

												Unrealized
		Total realized / unrealized										gains / losses
		gains or losses for the period (a)										on assets and
				Included								liabilities held on
Level 3 Instruments	Fair Value			in Other					Transfers	Transfers	Fair Value	Consolidated
Only	Dec. 31,	Included in		comprehensive					into	out of	Dec. 31,	Balance Sheet
In millions	2015	Earnings		income	Purchases	Sales	Issuances	Settlements	Level 3	Level 3 (b)	2016	at Dec. 31, 2016 (a) (c)
Assets
Residential mortgage
loans held for sale	$5				$10	$(3)			$10	$(20)	$2
Commercial mortgage
loans held for sale	641	$79				(3,810)	$4,515	$(25)			1,400	$(3)
Securities available
for sale
Residential mortgage-
backed non-agency	4,008	75		$16		(60)		(785)			3,254	(2)
Asset-backed	482	13		(3)				(89)			403
Other debt	45	1		28	12	(17)		(3)	2	(2)	66
Total securities
available for sale	4,535	89		41	12	(77)		(877)	2	(2)	3,723	(2)
Loans	340	8			126	(22)		(78)	15	(54)	335	2
Equity investments	1,098	148			269	(418)			235 (d)	(1)	1,331	127
Residential mortgage
servicing rights	1,063	37			188		62	(168)			1,182	39
Commercial mortgage
servicing rights	526	45			36		61	(92)			576	45
Trading securities	3							(1)			2
Financial derivatives	31	115			2			(108)			40	102
Other assets	364	15		(2)				(138)			239	13
Total assets	$8,606	$536		$39	$643	$(4,330)	$4,638	$(1,487)	$262	$(77)	$8,830	$323
Liabilities
Other borrowed funds	$12						$87	$(89)			$10
Financial derivatives	473	$127				$4		(190)			414	$129
Other liabilities	10	(9)					132	(124)			9
Total liabilities	$495	$118				$4	$219	$(403)			$433	$129

Net gains (losses)		$418	(e)									$194	(f)

Year Ended December 31, 2015

												Unrealized
		Total realized / unrealized										gains / losses
		gains or losses for the period (a)										on assets and
				Included								liabilities held
Level 3 Instruments	Fair Value	Included		in Other					Transfers	Transfers	Fair Value	on Consolidated
Only	Dec. 31,	in		comprehensive					into	out of	Dec. 31,	Balance Sheet at
In millions	2014	Earnings		income	Purchases	Sales	Issuances	Settlements	Level 3	Level 3 (b)	2015	Dec. 31, 2015 (a) (c)
Assets
Residential mortgage
loans held for sale	$6	$1			$25	$(4)			$6	$(29)	$5	$1
Commercial mortgage
loans held for sale	893	76				(4,455)	$4,163	$(36)			641	(5)
Securities available
for sale
Residential mortgage-
backed non-agency	4,798	114		$(58)				(846)			4,008	(2)
Commercial mortgage-
backed non-agency		8						(8)
Asset-backed	563	20						(101)			482	(2)
Other debt	164	2		(2)	13	(7)		(125)			45
Total securities
available for sale	5,525	144		(60)	13	(7)		(1,080)			4,535	(4)
Loans	397	23			114	(26)		(122)	25	(71)	340	12
Equity investments	1,152	120			274	(448)					1,098	86
Residential mortgage
servicing rights	845	2			316		78	(178)			1,063	5
Commercial mortgage
servicing rights	506	(9)			55		63	(89)			526	(10)
Trading securities	32							(29)			3
Financial derivatives	42	135			3			(149)			31	126
Other assets	390	(18)				(7)		(1)			364	(18)
Total assets	$9,788	$474		$(60)	$800	$(4,947)	$4,304	$(1,684)	$31	$(100)	$8,606	$193
Liabilities
Other borrowed funds	$181	$(3)					$92	$(258)			$12
Financial derivatives	526	22				$1		(76)			473	$4
Other liabilities	9	1									10
Total liabilities	$716	$20				$1	$92	$(334)			$495	$4

Net gains (losses)		$454	(e)									$189 (f)
(a)	Losses for assets are bracketed while losses for liabilities are not.
(b)	Transfers out of Level 3 primarily reflect the reclassification of residential mortgage loans held for sale to held for investment and the transfer of residential mortgage loans to OREO.
(c)	The amount of the total gains or losses for the period included in earnings that is attributable to the change in unrealized gains or losses related to those assets and liabilities held at the end of the reporting period.
(d)	Reflects transfers into Level 3 associated with a change in valuation methodology.
(e)	Net gains (losses) realized and unrealized included in earnings related to Level 3 assets and liabilities included amortization and accretion. The amortization and accretion amounts were included in Interest income on the Consolidated Income Statement and the remaining net gains (losses) realized and unrealized were included in Noninterest income on the Consolidated Income Statement.
(f)	Net unrealized gains (losses) related to assets and liabilities held at the end of the reporting period were included in Noninterest income on the Consolidated Income Statement.

An instrument’s categorization within the hierarchy is based on the lowest level of input that is significant to the fair value measurement. Changes from one quarter to the next related to the observability of inputs to a fair value measurement may result in a reclassification (transfer) of assets or liabilities between hierarchy levels. Our policy is to recognize transfers in and transfers out as of the end of the reporting period.

Quantitative information about the significant unobservable inputs within Level 3 recurring assets and liabilities follows.

Table 52: Fair Value Measurements - Recurring Quantitative Information

December 31, 2016

Level 3 Instruments Only
Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)

Commercial mortgage loans held	$1,400	Discounted cash flow	Spread over the benchmark curve (a)	42bps-1,725bps (362bps)
for sale			Estimated servicing cash flows	0.0%-7.3% (1.5%)

Residential mortgage-backed	3,254	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-24.2% (7.2%)
non-agency securities		using a discounted cash flow	Constant default rate (CDR)	0.0%-16.7% (5.3%)
		pricing model	Loss severity	10.0%-98.5% (53.5%)
			Spread over the benchmark curve (a)	236bps weighted average

Asset-backed securities	403	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-16.0% (6.4%)
		using a discounted cash flow	Constant default rate (CDR)	2.0%-13.9% (6.6%)
		pricing model	Loss severity	24.2%-100.0% (77.3%)
			Spread over the benchmark curve (a)	278bps weighted average

Loans	141	Consensus pricing (b)	Cumulative default rate	11.0%-100.0% (86.9%)
			Loss severity	0.0%-100.0% (22.9%)
			Discount rate	4.7%-6.7% (5.1%)
	116	Discounted cash flow	Loss severity	8.0% weighted average
			Discount rate	4.2% weighted average

	78	Consensus pricing (b)	Credit and Liquidity discount	0.0%-99.0% (57.9%)

Equity investments	1,331	Multiple of adjusted earnings	Multiple of earnings	4.5x-12.0x (7.8x)
		Consensus pricing (b)	Liquidity discount	0.0%-40.0%

Residential mortgage servicing rights	1,182	Discounted cash flow	Constant prepayment rate (CPR)	0.0%-36.0% (9.4%)
			Spread over the benchmark curve (a)	341bps-1,913bps (850bps)

Commercial mortgage servicing	576	Discounted cash flow	Constant prepayment rate (CPR)	7.5%-43.4% (8.6%)
rights			Discount rate	3.5%-7.6% (7.5%)

Other assets - BlackRock Series C	232	Consensus pricing (b)	Liquidity discount	15.0%-25.0% (20.0%)
Preferred Stock

Financial derivatives - BlackRock	(232)	Consensus pricing (b)	Liquidity discount	15.0%-25.0% (20.0%)
LTIP

Financial derivatives - Swaps related	(164)	Discounted cash flow	Estimated conversion factor of
to sales of certain Visa Class B			Class B shares into Class A shares	164.4% weighted average
common shares			Estimated growth rate of Visa
			Class A share price	14.0%
			Estimated length of litigation
			resolution date	Q2 2019

Insignificant Level 3 assets, net of
liabilities (c)	80

Total Level 3 assets, net of liabilities (d)	$8,397

December 31, 2015

Level 3 Instruments Only
Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)

Commercial mortgage loans held	$641	Discounted cash flow	Spread over the benchmark curve (a)	85bps-4,270bps (547bps)
for sale			Estimated servicing cash flows	0.0%-7.0% (0.9%)

Residential mortgage-backed	4,008	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-24.2% (7.0%)
non-agency securities		using a discounted cash flow	Constant default rate (CDR)	0.0%-16.7% (5.4%)
		pricing model	Loss severity	10.0%-98.5% (53.3%)
			Spread over the benchmark curve (a)	241bps weighted average

Asset-backed securities	482	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-14.0% (6.3%)
		using a discounted cash flow	Constant default rate (CDR)	1.7%-13.9% (6.8%)
		pricing model	Loss severity	24.2%-100.0% (77.5%)
			Spread over the benchmark curve (a)	324bps weighted average

Loans	123	Consensus pricing (b)	Cumulative default rate	2.0%-100.0% (85.1%)
			Loss severity	0.0%-100.0% (27.3%)
			Discount rate	4.9%-7.0% (5.2%)
	116	Discounted cash flow	Loss severity	8.0% weighted average
			Discount rate	3.9% weighted average

	101	Consensus pricing (b)	Credit and Liquidity discount	26.0%-99.0% (54.0%)

Equity investments	1,098	Multiple of adjusted earnings	Multiple of earnings	4.2x-14.1x (7.6x)

Residential mortgage servicing rights	1,063	Discounted cash flow	Constant prepayment rate (CPR)	0.3%-46.5% (10.6%)
			Spread over the benchmark curve (a)	559bps-1,883bps (893bps)

Commercial mortgage servicing rights	526	Discounted cash flow	Constant prepayment rate (CPR)	3.9%-26.5% (5.7%)
			Discount rate	2.6%-7.7% (7.5%)

Other assets - BlackRock Series C	357	Consensus pricing (b)	Liquidity discount	20.0%
Preferred Stock

Financial derivatives - BlackRock	(357)	Consensus pricing (b)	Liquidity discount	20.0%
LTIP

Financial derivatives - Swaps related	(104)	Discounted cash flow	Estimated conversion factor of
to sales of certain Visa Class B			Class B shares into Class A shares	164.3% weighted average
common shares			Estimated growth rate of Visa Class
			A share price	16.3%

Insignificant Level 3 assets, net of
liabilities (c)	57

Total Level 3 assets, net of liabilities (d)	$8,111
(a)		The assumed yield spread over the benchmark curve for each instrument is generally intended to incorporate non-interest-rate risks, such as credit and liquidity risks.
(b)		Consensus pricing refers to fair value estimates that are generally internally developed using information such as dealer quotes or other third-party provided valuations or comparable asset prices.
(c)		Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes certain financial derivative assets and liabilities, trading securities, state and municipal and other debt securities, residential mortgage loans held for sale, other assets, other borrowed funds and other liabilities.
(d)		Consisted of total Level 3 assets of $8.8 billion and total Level 3 liabilities of $.4 billion as of December 31, 2016 and $8.6 billion and $.5 billion as of December 31, 2015, respectively.

Financial Assets Accounted for at Fair Value on a Nonrecurring Basis

We may be required to measure certain financial assets at fair value on a nonrecurring basis. These adjustments to fair value usually result from the application of lower of amortized cost or fair value accounting or write-downs of individual assets due to impairment and are included in Table 53 and Table 54.

Nonaccrual Loans

Nonaccrual loans represent the fair value of those loans which have been adjusted due to impairment. The impairment is primarily based on the appraised value of the collateral or LGD percentage. The LGD percentage represents the amount that we expect to lose in the event a borrower defaults on an obligation and is used to determine the weighted average loss severity of the nonaccrual loans.

Appraisals are obtained by licensed or certified appraisers at least annually and more recently in certain instances. All third-party appraisals are reviewed and any adjustments to the initial appraisal are incorporated into the final issued appraisal report. In instances where an appraisal is not obtained, collateral value is determined consistent with external third-party appraisal standards by an internal person independent of the asset manager. If an appraisal is outdated due to changed project or market conditions, or if the net book value is utilized, management uses an LGD percentage.

OREO and Foreclosed Assets

The carrying value of OREO and foreclosed assets includes valuation adjustments recorded subsequent to the transfer to OREO and foreclosed assets. Valuation adjustments are based on the fair value less cost to sell of the property. Fair value is based on appraised value or sales price and the appraisal process for OREO and foreclosed properties is the same as described above for nonaccrual loans.

Insignificant Assets

Insignificant assets represent the aggregate amount of assets measured at fair value on a nonrecurring basis that are individually and in the aggregate insignificant. Long-lived assets held for sale and certain equity investments are included in insignificant assets and are classified as Level 3.

Table 53: Fair Value Measurements - Nonrecurring

		Fair Value
		December 31	December 31
In millions		2016	2015
Assets (a)
Nonaccrual loans		$187	$30
OREO and foreclosed assets		107	137
Insignificant assets		19	28
Total assets		$313	$195

Year ended December 31	Gains (Losses)
In millions	2016	2015	2014
Assets (a)
Nonaccrual loans	$(106)	$(44)	$(19)
OREO and foreclosed assets	(16)	(18)	(19)
Insignificant assets	(17)	(23)	(16)
Total assets	$(139)	$(85)	$(54)
(a)	All Level 3 as of December 31, 2016 and 2015.

Quantitative information about the significant unobservable inputs within Level 3 nonrecurring assets follows.

Table 54: Fair Value Measurements - Nonrecurring Quantitative Information

Level 3 Instruments Only
Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
December 31, 2016
Assets
Nonaccrual loans	$112	LGD percentage	Loss severity	6.0%-77.1% (31.3%)
	75	Fair value of property or collateral	Appraised value/sales price	Not meaningful
OREO and foreclosed assets	107	Fair value of property or collateral	Appraised value/sales price	Not meaningful
Insignificant assets	19
Total assets	$313
December 31, 2015
Assets
Nonaccrual loans	$20	LGD percentage	Loss severity	8.1%-73.3% (58.6%)
	10	Fair value of property or collateral	Appraised value/sales price	Not meaningful
OREO and foreclosed assets	137	Fair value of property or collateral	Appraised value/sales price	Not meaningful
Insignificant assets	28
Total assets	$195

Financial Instruments Accounted for under Fair Value Option

We elect the fair value option to account for certain financial instruments. For more information on these financial instruments for which the fair value option election has been made, please refer to the Fair Value Measurement section of this Note 6. These financial instruments are initially measured at fair value, gains and losses from initial measurement and any changes in fair value are subsequently recognized in earnings.

Interest income related to changes in the fair values of these financial instruments is recorded on the Consolidated Income Statement in Other interest income, except for certain Residential mortgage loans, for which income is also recorded in Loan interest income. Changes in value on the prepaid forward contract included in Other Assets is reported in Noninterest expense and interest expense on the Other borrowed funds is reported in Borrowed funds interest expense.

Fair values and aggregate unpaid principal balances of items for which we elected the fair value option follow.

Table 55: Fair Value Option - Fair Value and Principal Balances

		Aggregate Unpaid
In millions	Fair Value	Principal Balance	Difference
December 31, 2016
Assets
Residential mortgage loans held for sale
Performing loans	$1,000	$988	$12
Accruing loans 90 days or more past due	4	4
Nonaccrual loans	6	6
Total	1,010	998	12
Commercial mortgage loans held for sale (a)
Performing loans	1,395	1,412	(17)
Nonaccrual loans	5	9	(4)
Total	1,400	1,421	(21)
Residential mortgage loans
Performing loans	247	289	(42)
Accruing loans 90 days or more past due	427	428	(1)
Nonaccrual loans	219	346	(127)
Total	893	1,063	(170)
Other assets	293	288	5
Liabilities
Other borrowed funds	$81	$82	$(1)
December 31, 2015
Assets
Residential mortgage loans held for sale
Performing loans	$832	$804	$28
Accruing loans 90 days or more past due	4	4
Nonaccrual loans	7	8	(1)
Total	843	816	27
Commercial mortgage loans held for sale (a)
Performing loans	639	659	(20)
Nonaccrual loans	2	3	(1)
Total	641	662	(21)
Residential mortgage loans
Performing loans	204	260	(56)
Accruing loans 90 days or more past due	475	478	(3)
Nonaccrual loans	226	361	(135)
Total	905	1,099	(194)
Other assets	301	292	9
Liabilities
Other borrowed funds	$93	$95	$(2)
(a)	There were no accruing loans 90 days or more past due within this category at December 31, 2016 or December 31, 2015.

The changes in fair value for items for which we elected the fair value option and are included in Noninterest income and Noninterest expense on the Consolidated Income Statement are as follows.

Table 56: Fair Value Option - Changes in Fair Value (a)

Year ended December 31	Gains (Losses)
In millions	2016	2015	2014
Assets
Residential mortgage loans held for sale	$152	$152	$212
Commercial mortgage loans held for sale	$76	$96	$50
Residential mortgage loans	$30	$43	$157
Other assets	$50	$(8)	$42
Liabilities
Other borrowed funds		$4	$(5)
(a)	The impact on earnings of offsetting hedged items or hedging instruments is not reflected in these amounts.

Additional Fair Value Information Related to Financial Instruments Not Recorded at Fair Value

This section presents fair value information for all other financial instruments that are not recorded on the consolidated balance sheet at fair value. We used the following methods and assumptions to estimate the fair value amounts for these financial instruments.

Cash and Due from Banks and Interest-earning Deposits with Banks

Due to their short-term nature, the carrying amounts for Cash and Due from Banks and Interest-earning Deposits with Banks reported on our Consolidated Balance Sheet approximate fair value.

Securities Held to Maturity

We primarily use prices obtained from pricing services, dealer quotes or recent trades to determine the fair value of securities. Refer to the Fair Value Measurement section of this Note 6 for additional information relating to our pricing processes and procedures.

Net Loans

Fair values are estimated based on the discounted value of expected net cash flows incorporating assumptions about prepayment rates, net credit losses and servicing fees. Nonaccrual loans are valued at their estimated recovery value. Loans are presented net of the ALLL.

Other Assets

Other assets includes accrued interest receivable, cash collateral, federal funds sold and resale agreements, equity investments carried at cost, certain loans held for sale, and FHLB and FRB stock. The aggregate carrying value of our FHLB and FRB stock was $1.7 billion at December 31, 2016 and $1.8 billion at December 31, 2015, which approximated fair value at each date.

Deposits

For deposits with no defined maturity, such as noninterest-bearing and interest-bearing demand and interest-bearing money market and savings deposits, carrying values approximate fair values. For time deposits, fair values are estimated by discounting contractual cash flows using current market rates for instruments with similar maturities.

Borrowed Funds

For short-term borrowings, including Federal funds purchased, commercial paper, repurchase agreements, and certain other short-term borrowings and payables, carrying values approximated fair values. For long-term borrowed funds, quoted market prices are used, when available, to estimate fair value. When quoted market prices are not available, fair value is estimated based on current market interest rates and credit spreads for debt with similar terms and maturities.

Unfunded Loan Commitments and Letters of Credit

The fair value of unfunded loan commitments and letters of credit is determined from a market participant’s view including the impact of changes in interest rates and credit. Because our obligation on substantially all unfunded loan commitments and letters of credit varies with changes in interest rates, these instruments are subject to little fluctuation in fair value due to changes in interest rates. We establish a liability on these facilities related to the creditworthiness of our counterparty.

Other Liabilities

Other liabilities includes interest-bearing cash collateral held related to derivatives and other accrued liabilities. Due to its short term nature, the carrying value of Other liabilities reported on our Consolidated Balance Sheet approximates fair value.

The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of these financial instruments as of December 31, 2016 and December 31, 2015 are as follows.

Table 57: Additional Fair Value Information Related to Other Financial Instruments

	Carrying	Fair Value
In millions	Amount	Total	Level 1	Level 2	Level 3
December 31, 2016
Assets
Cash and due from banks	$4,879	$4,879	$4,879
Interest-earning deposits with banks	25,711	25,711		$25,711
Securities held to maturity	15,843	15,866	540	15,208	$118
Net loans (excludes leases)	199,766	201,863			201,863
Other assets	4,793	5,243		4,666	577
Total assets	$250,992	$253,562	$5,419	$45,585	$202,558

Liabilities
Deposits	$257,164	$257,038		$257,038
Borrowed funds	51,736	52,322		50,941	$1,381
Unfunded loan commitments and letters of credit	301	301			301
Other liabilities	417	417		417
Total liabilities	$309,618	$310,078		$308,396	$1,682
December 31, 2015
Assets
Cash and due from banks	$4,065	$4,065	$4,065
Interest-earning deposits with banks	30,546	30,546		$30,546
Securities held to maturity	14,768	15,002	298	14,698	$6
Net loans (excludes leases)	195,579	197,611			197,611
Other assets	4,286	4,877		4,221	656
Total assets	$249,244	$252,101	$4,363	$49,465	$198,273

Liabilities
Deposits	$249,002	$248,963		$248,963
Borrowed funds	53,452	53,693		52,269	$1,424
Unfunded loan commitments and letters of credit	245	245			245
Other liabilities	309	309		309
Total liabilities	$303,008	$303,210		$301,541	$1,669

The aggregate fair value in Table 57 represents only a portion of the total market value of our total assets and liabilities as, in accordance with the guidance related to fair values about financial instruments, we exclude the following:

  financial instruments recorded at fair value on a recurring basis (as they are disclosed in Table 50), investments accounted for under the equity method,
  real and personal property,
  lease financing,
  loan customer relationships,
  deposit customer intangibles,
  mortgage servicing rights,
  retail branch networks,
  fee-based businesses, such as asset management and brokerage, and trademarks and brand names.